Tax (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	3,353	1,134
Current and deferred taxes (CHF)
Deferred income tax expense	616	(65)
Income tax expense	939	277
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	738
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	166
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	166
Other non-deductible expenses	186
of which non-deductible interest expenses	136
of which non-deductible bank levy costs and other non-deductible compensation expenses	50
Lower taxed income	(87)
of which tax benefit related non-taxable life insurance income	30
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	57
Income taxable to non-controlling interests	(86)
Changes in deferred tax valuation allowance	(44)
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	44
Tax deductible impairments of Swiss subsidiary investments	(13)
Other	79
of which tax benefit following the change in tax status of an entity	36
of which decrease of deferred tax assets on one of the Group's operating entities related to the re-assessment of a pre-existing deferred tax asset due to change in earnings-mix assumptions	80
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	30
Income tax expense	939	277